Commitment and Contingencies - Lease Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 2,272
Year one	0	$ 1,791
Year two	0	1,988
Year three		1,525
Total future minimum lease payments	2,272	5,304
Less: Imputed interest	(40)	(529)
Total operating lease liabilities	$ 2,232	$ 4,775